EQUITY-ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
EQUITY-ACCOUNTED INVESTMENTS

19. EQUITY-ACCOUNTED INVESTMENTS

The following are Brookfield Renewable’s equity-accounted investments as at December 31:

	Principal place	Ownership	Carrying value
	of business	interest
(MILLIONS)%			2017	2016
FHH (Guernsey) Limited	Europe	25	$245	$-
TerraForm Power Inc.(1)	United States,Canada	16	212	-
Bear Swamp Power Co. L.L.C.	United States	50	173	114
Galera Centrais Eletricas S.A.	Brazil	50	28	29
Pingston Power Inc.	Canada	50	57	58
Brookfield Infrastructure Fund II Investees	United States,Europe	14 - 50	6	5
			$721	$206

The following table outlines the changes in Brookfield Renewable’s equity-accounted investments for the year ended December 31:

(MILLIONS)	2017	2016	2015
Balance, beginning of year	$206	$197	$273
Share of net income	2	-	10
Share of OCI
Revaluation of property, plant and equipment	54	7	96
Other	2	1	-
Dividends declared	(31)	(6)	(19)
Capital distributions, net	-	-	(144)
Acquisition of European Storage (Note 3)	248	-	-
Acquisition of TerraForm Power (Note 3)	221	-	-
Foreign exchange translation	19	7	(19)
Balance, end of year	$721	$206	$197

The following tables summarize certain financial information of equity-accounted investments:

(MILLIONS)		2017	2016
As at December 31:
Current assets		$477	$45
Property, plant and equipment, at fair value		8,098	864
Other assets		213	70
Current liabilities		687	42
Long-term debt		4,294	463
Other liabilities		958	71

(MILLIONS)	2017	2016	2015
For the year ended December 31
Revenue	$310	$74	$89
Net (loss) income	(24)	-	19
Share of net income (loss)
Cash earnings	29	9	20
Non-cash loss	(27)	(9)	(10)